Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Summary of PME Multi-Employer Plan

PME multi-employer plan	2018	2017	2016
NXP’s contributions to the plan	34	35	36
(including employees’ contributions)	4	4	4
Average number of NXP’s active employees participating in the plan	2,183	2,271	2,415
NXP’s contribution to the plan exceeded more than 5 percent of the total contribution (as of December 31 of the plan’s year end)	No	No	No

Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets

The table below provides a summary of the changes in the pension benefit obligations and defined-benefit pension plan assets for 2018 and 2017, associated with the Company’s dedicated plans, and a reconciliation of the funded status of these plans to the amounts recognized in the Consolidated Balance Sheets.

	2018	2017
Projected benefit obligation
Projected benefit obligation at beginning of year	651	564
Service cost	16	15
Interest cost	12	11
Actuarial (gains) and losses	(12)	15
Curtailments and settlements	-	(1)
Benefits paid	(31)	(22)
Exchange rate differences	(19)	69
Projected benefit obligation at end of year	617	651
Plan assets
Fair value of plan assets at beginning of year	195	172
Actual return on plan assets	4	8
Employer contributions	38	18
Curtailments and settlements	-	(1)
Benefits paid	(31)	(21)
Exchange rate differences	(5)	19
Fair value of plan assets at end of year	201	195
Funded status	(416)	(456)
Classification of the funded status is as follows
– Accrued pension cost within other non-current liabilities	(407)	(443)
– Accrued pension cost within accrued liabilities	(9)	(13)
Total	(416)	(456)
Accumulated benefit obligation
Accumulated benefit obligation for all Company-dedicated benefit pension plans	578	613
Plans with assets less than accumulated benefit obligation
Funded plans with assets less than accumulated benefit obligation
– Fair value of plan assets	197	190
– Accumulated benefit obligations	348	375
– Projected benefit obligations	376	401
Unfunded plans
– Accumulated benefit obligations	226	233
– Projected benefit obligations	236	243
Amounts recognized in accumulated other comprehensive income (before tax)
Total AOCI at beginning of year	113	91
– Net actuarial loss (gain)	(16)	9
– Exchange rate differences	(3)	13
Total AOCI at end of year	94	113

Summary of Weighted Average Assumptions Used to Calculate Projected Benefit Obligations and Net Periodic Pension Cost

The weighted average assumptions used to calculate the projected benefit obligations were as follows:

	2018	2017
Discount rate	2.0%	1.9%
Rate of compensation increase	1.8%	1.8%

The weighted average assumptions used to calculate the net periodic pension cost were as follows:

	2018	2017	2016
Discount rate	1.9%	2.0%	2.5%
Expected returns on plan assets	3.0%	3.1%	3.5%
Rate of compensation increase	1.8%	1.9%	2.2%

Components of Net Periodic Pension Costs

The components of net periodic pension costs were as follows:

	2018	2017	2016
Service cost	16	15	17
Interest cost on the projected benefit obligation	12	11	14
Expected return on plan assets	(6)	(6)	(6)
Amortization of net (gain) loss	4	4	2
Curtailments & settlements	-	(25)	(1)
Net periodic cost	26	(1)	26

Summary of Actual Pension Plan Assets Allocation and Classification

The actual pension plan asset allocation at December 31, 2018 and 2017 is as follows:

	2018	2017
Asset category:
Equity securities	33%	32%
Debt securities	44%	47%
Insurance contracts	7%	7%
Other	16%	14%
	100%	100%

The following table summarizes the classification of these assets.

	2018			2017
	Level I	Level II	Level III	Level I	Level II	Level III
Equity securities	-	63	-	-	62	-
Debt securities	9	64	-	10	72	-
Insurance contracts	-	14	-	-	13	-
Other	1	16	12	2	16	8
	10	157	12	12	163	8

Summary of Estimated Future Pension Benefit Payments	The following benefit payments are expected to be made (including those for funded plans):
2019	21
2020	18
2021	19
2022	23
2023	23
Years 2024-2028	137